Schedule of movements in allowance for credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Balance at the beginning of year	$ 484,303	$ 187,462
Additional for the year	11,200	296,841
Written-off/Reversal	(60,530)
Translation adjustment	(48,651)
Balance at the end of year	$ 386,322	$ 484,303